Reportable segments - Comprehensive Income by Reportable Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	$ 4,528,761	$ 7,467,490	$ 10,710,578
Cost of sales	(3,201,654)	(4,392,436)	(4,973,953)
Gross profit	1,327,107	3,075,054	5,736,625
Other incomes by function	32,229	40,557	9,854
Administrative expenses	(185,959)	(175,765)	(142,644)
Other expenses by function	(104,698)	(93,400)	(75,971)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	(639)	202	3,369
Other losses	(2,142)	(2,254)	117
Financial income	103,642	122,726	47,038
Finance costs	(197,544)	(138,402)	(86,651)
Interest in the income of associates and joint ventures accounted for by the equity method	11,025	593	20,159
Exchange differences	(8,607)	(22,293)	(25,400)
Income before taxes	974,414	2,807,018	5,486,496
Income tax benefit (expense)	(282,573)	(1,876,751)	(1,572,212)
Net income	691,841	930,267	3,914,284
Specialty plant nutrients
Disclosure of operating segments [line items]
Revenue	941,940	913,912	1,172,334
Cost of sales	(775,152)	(691,509)	(722,261)
Gross profit	166,788	222,403	450,073
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other losses	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Income before taxes	166,788	222,403	450,073
Income tax benefit (expense)	0	0	0
Net income	166,788	222,403	450,073
Iodine and its derivatives
Disclosure of operating segments [line items]
Revenue	968,312	892,151	754,339
Cost of sales	(444,904)	(355,717)	(282,100)
Gross profit	523,408	536,434	472,239
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other losses	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Income before taxes	523,408	536,434	472,239
Income tax benefit (expense)	0	0	0
Net income	523,408	536,434	472,239
Lithium and its derivatives
Disclosure of operating segments [line items]
Revenue	2,241,250	5,180,114	8,152,939
Cost of sales	(1,666,328)	(2,955,669)	(3,636,852)
Gross profit	574,922	2,224,445	4,516,087
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other losses	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Income before taxes	574,922	2,224,445	4,516,087
Income tax benefit (expense)	0	0	0
Net income	574,922	2,224,445	4,516,087
Industrial chemicals
Disclosure of operating segments [line items]
Revenue	78,155	175,223	165,200
Cost of sales	(47,453)	(141,351)	(112,247)
Gross profit	30,702	33,872	52,953
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other losses	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Income before taxes	30,702	33,872	52,953
Income tax benefit (expense)	0	0	0
Net income	30,702	33,872	52,953
Potassium
Disclosure of operating segments [line items]
Revenue	270,783	279,050	437,180
Cost of sales	(236,390)	(219,597)	(193,581)
Gross profit	34,393	59,453	243,599
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other losses	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Income before taxes	34,393	59,453	243,599
Income tax benefit (expense)	0	0	0
Net income	34,393	59,453	243,599
Other products and services
Disclosure of operating segments [line items]
Revenue	28,321	27,040	28,586
Cost of sales	(31,427)	(28,593)	(26,912)
Gross profit	(3,106)	(1,553)	1,674
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other losses	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Income before taxes	(3,106)	(1,553)	1,674
Income tax benefit (expense)	0	0	0
Net income	(3,106)	(1,553)	1,674
Corporate Unit
Disclosure of operating segments [line items]
Revenue	0	0	0
Cost of sales	0	0	0
Gross profit	0	0	0
Other incomes by function	32,229	40,557	9,854
Administrative expenses	(185,959)	(175,765)	(142,644)
Other expenses by function	(104,698)	(93,400)	(75,971)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	(639)	202	3,369
Other losses	(2,142)	(2,254)	117
Financial income	103,642	122,726	47,038
Finance costs	(197,544)	(138,402)	(86,651)
Interest in the income of associates and joint ventures accounted for by the equity method	11,025	593	20,159
Exchange differences	(8,607)	(22,293)	(25,400)
Income before taxes	(352,693)	(268,036)	(250,129)
Income tax benefit (expense)	(282,573)	(1,876,751)	(1,572,212)
Net income	$ (635,266)	$ (2,144,787)	$ (1,822,341)